Financial instruments - Provisionally-priced accounts payable (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade payables prior to mark-to-market adjustment
Statement Line Items [Line Items]
Financial liabilities, at fair value	$ 11,619	$ 28,453
Mark-to-market adjustment related to molybdenum products sold
Statement Line Items [Line Items]
Financial liabilities, at fair value	859	35,743
Provisionally-priced payables
Statement Line Items [Line Items]
Financial liabilities, at fair value	$ 12,478	$ 64,196